SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Income tax payable	$ 447,867	$ 269,809	$ 1,686,790
Other tax payable	157,263	113,910	685,856
Total tax payable	$ 605,130	$ 383,719	$ 2,372,646